Short-Term Borrowings (Table)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	449,649	630,000	98,861
Reversed factoring arrangements	784,873	2,491,046	390,899

Total	1,234,522	3,121,046	489,760